Separation Activities and Initial Public Offering (Separation Adjustments) (Details) - Additional Information (Detail) (Separation Adjustment, USD $) In Millions, unless otherwise specified	Jun. 24, 2013
Schedule Of Separation Adjustments [Line Items]
Net liabilities retained by Pfizer	$ 450
Addition of net benefit plan liabilities, retained by Pfizer	25
Elimination of noncurrent deferred tax assets, retained by Pfizer	49
Addition of noncurrent deferred tax assets, retained by Pfizer	8
Addition of noncurrent deferred tax assets related to net operating loss and tax credit carryforwards, retained by Pfizer	2
Addition of noncurrent deferred tax liabilities related to property, plant and equipment transferred by Pfizer	2
Elimination of allocated long-term debt, retained by Pfizer	582
Elimination of allocated accrued Interest payable, retained by Pfizer	16
Elimination of allocated unamortized deferred debt issuance costs, retained by Pfizer	2
Certain net financial assets retained by Pfizer	45
Business Separation, Addition of Net Receivables, From Related Party	5
Removal of miscellaneous other liabilities, retained by Pfizer	57
Business Separation, Addition to Net Deferred Tax Assets, Adjustment	1
Business Separation, Addition to Inventory, Retained by Related Party	15
Business Separation, Elimination of Prepaid Taxes	4
Business Separation, Addition of Net Benefit Plan Liabilities, To Transfer from Related Party	16
Non U.S. Jurisdiction
Schedule Of Separation Adjustments [Line Items]
Removal of inventories, retained by Pfizer	5
Removal of property, plant and equipment, retained by Pfizer	8
Removal of other net liabilities, retained by Pfizer	2
Business Separation, Decrease in Cash, Retained by Related Party	7
Removal of net other assets, retained by Pfizer	3
Non-dedicated Manufacturing Sites Retained by Pfizer
Schedule Of Separation Adjustments [Line Items]
Removal of inventories, retained by Pfizer	74
Removal of property, plant and equipment, retained by Pfizer	28
Removal of other net liabilities, retained by Pfizer	21
Non-dedicated Manufacturing Site Transferred by Pfizer
Schedule Of Separation Adjustments [Line Items]
Removal of inventories, retained by Pfizer	46
Removal of property, plant and equipment, retained by Pfizer	56
Removal of other net liabilities, retained by Pfizer	$ 4